Financial Instruments (Details 1) $ in Thousands	Dec. 31, 2019 CAD ($)
Satellite performance incentive payments [Member]
Disclosure of detailed information about financial instruments [line items]
Interest payable	$ 482
Interest payments	12,513
Other financial liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Interest payable	31
Interest payments	31
Indebtedness [Member]
Disclosure of detailed information about financial instruments [line items]
Interest payable	20,050
Interest payments	$ 1,354,759